Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member] Exercise of Stock Options [Member]	Common Stock [Member] Employee Stock Purchase Plan [Member]	Common Stock [Member] Restricted Share Units [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Exercise of Stock Options [Member] USD ($)	Additional Paid-in Capital [Member] Employee Stock Purchase Plan [Member] USD ($)	Additional Paid-in Capital [Member] Restricted Share Units [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Net Unrealized Investment Gain (Loss) [Member] USD ($)	Accumulated Translation Adjustment [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] Exercise of Stock Options [Member] USD ($)	Treasury Stock [Member] Employee Stock Purchase Plan [Member] USD ($)	Treasury Stock [Member] Restricted Share Units [Member] USD ($)	Treasury Stock [Member] USD ($)	Total USD ($)
BALANCE, JANUARY 1, 2010 at Dec. 31, 2009				$ 36				$ 142,679	$ 33,214	$ (197)	$ 3,921	$ (209)	$ 3,515					$ 179,444
BALANCE, JANUARY 1, 2010 (in Shares) at Dec. 31, 2009				1,809,461,200
Issuance of:
Shares for exercise of stock options								33										33
Shares for exercise of stock options (in Shares)				607,300
Shares for Employee Stock Purchase Plan								500										500
Shares for Employee Stock Purchase Plan (in Shares)				5,059,650
Shares for Employee Stock Purchase Plan				1				(1)
Shares for Employee Stock Purchase Plan (in Shares)				14,397,750
Acquisition of treasury stock – shares																	(20,460)	(20,460)
Treasury stock reissued for :
Retirement of treasury stock				(3)				(11,402)	(8,479)								19,884
Retirement of treasury stock (in Shares)				(154,504,800)
Stock-based compensation								3,894										3,894
Net income (loss)									12,202									12,202
Pension loss												(183)	(183)					(183)
Foreign currency translation adjustments											2,583		2,583					2,583
Unrealized loss on available-for-sale securities										1,687			1,687					1,687
Balance at Dec. 31, 2010				34				135,703	36,937	1,490	6,504	(392)	7,602				(576)	179,700
Balance (in Shares) at Dec. 31, 2010				1,675,021,100
Issuance of:
Shares for exercise of stock options								453										453
Shares for exercise of stock options (in Shares)				6,290,200
Shares for Employee Stock Purchase Plan								541										541
Shares for Employee Stock Purchase Plan (in Shares)				5,720,450
Shares for Employee Stock Purchase Plan (in Shares)				16,514,200
Acquisition of treasury stock – shares																	(10,565)	(10,565)
Treasury stock reissued for :
Retirement of treasury stock				(1)				(3,744)	(3,285)								7,030
Retirement of treasury stock (in Shares)				(50,280,350)
Stock-based compensation								3,672										3,672
Net income (loss)									9,006									9,006
Pension loss												(25)	(25)					(25)
Foreign currency translation adjustments											941		941					941
Unrealized loss on available-for-sale securities										(1,619)			(1,619)					(1,619)
Balance at Dec. 31, 2011				33				136,625	42,658	(129)	7,445	(417)	6,899				(4,111)	182,104
Balance (in Shares) at Dec. 31, 2011				1,653,265,600
BALANCE, JANUARY 1, 2010 at Dec. 31, 2010				34				135,703	36,937	1,490	6,504	(392)	7,602				(576)	179,700
BALANCE, JANUARY 1, 2010 (in Shares) at Dec. 31, 2010				1,675,021,100
Issuance of:
Shares for exercise of stock options								80										80
Shares for exercise of stock options (in Shares)				1,566,650
Shares for Employee Stock Purchase Plan								532										532
Shares for Employee Stock Purchase Plan (in Shares)				7,553,950
Shares for Employee Stock Purchase Plan (in Shares)				15,245,000
Acquisition of treasury stock – shares																	(10,584)	(10,584)
Treasury stock reissued for :
Treasury stock reissued for amount					(109)	(505)	(897)							109	505	897
Treasury stock reissued for, shares (in Shares)	(1,217,700)	(5,611,550)	(10,015,350)
Stock-based compensation								3,067										3,067
Net income (loss)									(25,793)									(25,793)
Pension loss												(65)	(65)					(65)
Foreign currency translation adjustments											846		846					846
Unrealized loss on available-for-sale securities										185			185					185
Balance at Dec. 31, 2012				$ 33				$ 138,793	$ 16,865	$ 56	$ 8,291	$ (482)	$ 7,865				$ (13,184)	$ 150,372
Balance (in Shares) at Dec. 31, 2012				1,660,786,600